Label	Element	Value
Document And Entity Information Elements	aicfii_DocumentDocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2014
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 30, 2014
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2014
Prospectus Date	rr_ProspectusDate	May 31, 2014